Transactions with non-controlling interests - Huizhou Pengai (Details) - CNY (¥)						1 Months Ended		12 Months Ended			25 Months Ended
	Jul. 24, 2018	Jul. 23, 2018	Nov. 29, 2017	Sep. 30, 2017	Sep. 29, 2017	Sep. 30, 2017	Jul. 31, 2017	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2019
Consideration paid for non-controlling interests										¥ (1,290,000)
Proportion of equity interest held (as a percent)			83.00%								79.00%
Huizhou Pengai
Carrying amount of non-controlling interests acquired	¥ 590,000									982,000
Consideration paid for non-controlling interests	(180,000)					¥ (1,140,000)	¥ (150,000)			(1,290,000)
Excess of consideration paid to non controlling interest recognised within equity	¥ 410,000									¥ (308,000)
Percentage of voting rights acquired	3.00%			4.00%		4.00%	1.00%
Proportion of equity interest held (as a percent)	65.50%	62.50%		62.50%	57.50%			65.50%	65.50%